Goodwill - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 127,113	$ 127,113	[1]	$ 127,113
Goodwill impairment	$ 0	$ 0
Leverage ratio	70.00%	70.00%
Market interest rates	4.20%	3.90%
Shuttle Tanker Segment
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 127,100	$ 127,100

[1]	See Note 2i for further details.